Related Party Transactions (Details) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Related Party Transactions [Line Items]
Incurred interest expense	$ 25,017	$ 24,426
Incurred accretion expense	8,752	11,553
Recorded expenses	$ 52,731	$ 97,924